Document and Entity Information	Nov. 26, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001653653
Document Type	8-K
Document Period End Date	Nov. 26, 2021
Entity Registrant Name	RED ROCK RESORTS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37754
Entity Tax Identification Number	47-5081182
Entity Address, Address Line One	1505 South Pavilion Center Drive
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89135
City Area Code	(702)
Local Phone Number	495-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.01 par value
Trading Symbol	RRR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false